Segment Information - Summary of Significant Information Relating to Company's Reportable Operating Segments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Revenues	$ 3,423	$ 3,510
Production Costs	1,889	2,066
Depreciation and depletion	990	1,024
Earnings (loss) from operations, associates and joint venture	265	369
Expenditures on mining interests	1,075	696
Assets	21,685	21,497
Liabilities	7,501	8,082
Associates and joint ventures [member]
Disclosure of operating segments [line items]
Reversal of impairment loss (impairment) of mining interests	23
Net earnings	244	49
Operating segments [member]
Disclosure of operating segments [line items]
Assets	21,685	21,497
Liabilities	7,501	8,082
Net Assets	14,184	13,415
Operating segments [member] | Attributable segments [member]
Disclosure of operating segments [line items]
Revenues	4,210	4,374
Production Costs	2,271	2,436
Depreciation and depletion	1,043	1,074
Earnings (loss) from operations, associates and joint venture	471	643
Expenditures on mining interests	1,124	739
Excluding attributable amounts from associates and joint venture [member]
Disclosure of operating segments [line items]
Revenues	(787)	(864)
Production Costs	(382)	(370)
Depreciation and depletion	(53)	(50)
Earnings (loss) from operations, associates and joint venture	(206)	(274)
Expenditures on mining interests	(49)	(43)
Eleonore [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenues	377	346
Production Costs	251	243
Depreciation and depletion	137	146
Earnings (loss) from operations, associates and joint venture	(17)	(43)
Expenditures on mining interests	109	94
Assets	2,735	2,759
Liabilities	273	356
Net Assets	2,462	2,403
Musselwhite [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenues	293	321
Production Costs	144	140
Depreciation and depletion	41	59
Earnings (loss) from operations, associates and joint venture	98	118
Expenditures on mining interests	58	37
Assets	546	774
Liabilities	153	153
Net Assets	393	621
Porcupine [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenues	341	343
Production Costs	209	189
Depreciation and depletion	122	63
Earnings (loss) from operations, associates and joint venture	96	85
Expenditures on mining interests	109	62
Assets	990	1,028
Liabilities	196	173
Net Assets	794	855
Red Lake [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenues	264	388
Production Costs	180	179
Depreciation and depletion	87	123
Earnings (loss) from operations, associates and joint venture	(900)	64
Expenditures on mining interests	80	100
Assets	1,731	2,526
Liabilities	88	342
Net Assets	1,643	2,184
Penasquito [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenues	1,400	1,044
Production Costs	751	698
Depreciation and depletion	279	243
Earnings (loss) from operations, associates and joint venture	360	99
Expenditures on mining interests	532	230
Assets	8,370	8,011
Liabilities	3,089	3,033
Net Assets	5,281	4,978
Cerro Negro [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenues	609	532
Production Costs	258	249
Depreciation and depletion	267	217
Earnings (loss) from operations, associates and joint venture	72	52
Expenditures on mining interests	87	97
Assets	3,285	3,536
Liabilities	531	738
Net Assets	2,754	2,798
Pueblo Viejo [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenues	569	607
Production Costs	199	185
Depreciation and depletion	39	35
Earnings (loss) from operations, associates and joint venture	888	387
Expenditures on mining interests	46	40
Assets	1,746	1,123
Net Assets	1,746	1,123
Other [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenues	357	793
Production Costs	279	553
Depreciation and depletion	71	188
Earnings (loss) from operations, associates and joint venture	(126)	(119)
Expenditures on mining interests	103	79
Assets	2,282	1,740
Liabilities	3,171	3,287
Net Assets	$ (889)	$ (1,547)